FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Assets and Liabilities by Currencies (Details) Bs. in Millions, $ in Millions, $ in Millions		Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 BOB (Bs.)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 BOB (Bs.)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 PEN (S/)
Assets And Liabilities by Currencies [Abstract]
Total monetary assets		S/ 236,753,609,000				S/ 244,846,740,000				S/ 237,406,000,000
Total monetary liabilities		(207,173,900,000)				(217,809,301,000)				S/ (211,961,000,000)
Gains (losses) on net monetary position		(1,016,599,000)				(2,623,213,000)
Currency derivatives		225,784,000				2,086,958,000
Accounting hedge (investment abroad)		872,750,000				912,337,000
Net monetary position with effect on consolidated statement of income		81,935,000				376,082,000
Net monetary position with effect on equity		2,657,727,000				2,885,938,000
Net monetary position		S/ 2,739,662,000				S/ 3,262,020,000
Foreign exchange rate for buying and selling		3.814	954.7	566.7	348.0	3.987	928.6	638.6	304.4
Monetary Assets [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary assets		S/ 78,217,734,000				S/ 79,509,146,000
Monetary Liabilities [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary liabilities		(79,234,333,000)				(82,132,359,000)
US Dollars [Member]
Assets And Liabilities by Currencies [Abstract]
Gains (losses) on net monetary position		(1,163,139,000)				(2,711,071,000)
Currency derivatives		353,166,000				2,142,654,000
Accounting hedge (investment abroad)	[1]	872,750,000				912,337,000
Net monetary position with effect on consolidated statement of income		62,777,000				343,920,000
Net monetary position with effect on equity		785,030,000				1,021,603,000
Net monetary position		847,807,000				1,365,523,000
US Dollars [Member] | Monetary Assets [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary assets		77,853,626,000				79,005,337,000
US Dollars [Member] | Monetary Liabilities [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary liabilities		(79,016,765,000)				(81,716,408,000)
Other Currencies [Member]
Assets And Liabilities by Currencies [Abstract]
Gains (losses) on net monetary position		146,540,000				87,858,000
Currency derivatives		(127,382,000)				(55,696,000)
Accounting hedge (investment abroad)	[1]	0				0
Net monetary position with effect on consolidated statement of income		19,158,000				32,162,000
Net monetary position with effect on equity		1,872,697,000				1,864,335,000
Net monetary position		1,891,855,000				1,896,497,000
Other Currencies [Member] | Monetary Assets [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary assets		364,108,000				503,809,000
Other Currencies [Member] | Monetary Liabilities [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary liabilities		S/ (217,568,000)				S/ (415,951,000)

[1]	An accounting hedge of net investment abroad was carried out where part of our liability position in dollars related to the balance of the caption “bonds and notes issued”, see Note 17(iv), was designated as cover our permanent investment in Atlantic Security Holding.